BUSINESS COMBINATIONS - Schedule of Net Assets Acquired - Q2 (Details) - USD ($) $ in Millions		12 Months Ended
	May 31, 2016	Dec. 31, 2015		Dec. 31, 2014	Jun. 30, 2016	Dec. 31, 2013
Business Acquisition [Line Items]
Goodwill		$ 469.7	[1]	$ 464.1	$ 476.7	$ 472.3
Customer networks [Member]
Business Acquisition [Line Items]
Weighted average remaining useful life		16 years		17 years
Cutex International [Member]
Business Acquisition [Line Items]
Inventory	$ 0.8
Purchased Intangible Assets	19.7
Goodwill	8.6
Total consideration	29.1
Cutex International [Member] | Trade names, indefinite-lived [Member]
Business Acquisition [Line Items]
Purchased Intangible Assets	4.8
Cutex International [Member] | Customer networks [Member]
Business Acquisition [Line Items]
Purchased Intangible Assets	$ 14.0
Weighted average remaining useful life	15 years
Cutex International [Member] | Intellectual property [Member]
Business Acquisition [Line Items]
Purchased Intangible Assets	$ 0.9
Weighted average remaining useful life	10 years

[1]	Adjusted as a result of the adoption of certain accounting pronouncements beginning on January 1, 2016. See Note 1, "Description of Business and Summary of Significant Accounting Policies - Recently Adopted Accounting Pronouncements" for details of these adjustments.